CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 945,005,934	$ 137,445,413	¥ 778,131,813	¥ 647,788,607
Operating costs and expenses:
Hotel operating costs	(280,954,345)	(40,863,115)	(233,646,052)	(240,132,208)
Selling and marketing expenses	(50,393,151)	(7,329,380)	(45,032,441)	(26,609,110)
General and administrative expenses	(95,261,152)	(13,855,159)	(121,657,492)	(77,932,944)
Other operating expenses	(5,946,226)	(864,843)	(5,629,448)	(3,072,559)
Total operating costs and expenses	(432,554,874)	(62,912,497)	(405,965,433)	(347,746,821)
Other operating income	22,570,806	3,282,787	15,283,828	12,221,732
Income from operations	535,021,866	77,815,703	387,450,208	312,263,518
Interest income and other, net	49,659,928	7,222,737	26,238,440	22,039,369
Interest expense	(541,876)	(78,813)	(1,442,709)
Gains (Loss) from trading securities	(57,774,952)	(8,403,018)	59,165,221	24,564,162
Other income, net	35,735,374	5,197,495	1,191,211	1,321,699
Income before income taxes and share of loss of equity investees	562,100,340	81,754,104	472,602,371	360,188,748
Income tax expense	(160,185,845)	(23,298,065)	(186,651,155)	(83,923,610)
Income before share of loss in equity investees	401,914,495	58,456,039	285,951,216	276,265,138
Share of loss in equity investees, net of tax	(8,300,584)	(1,207,270)	(899,584)	(10,464,579)
Net income	393,613,911	57,248,769	285,051,632	265,800,559
Net loss attributable to noncontrolling interests	490,930	71,403	348,550	173,040
Net income attributable to ordinary shareholders	394,104,841	57,320,172	285,400,182	265,973,599
Other comprehensive income, net of tax
-Foreign currency translation adjustments	66,453,841	9,665,310	1,317,020	1,875,003
Comprehensive income, net of tax	460,067,752	66,914,079	286,368,652	267,675,562
Comprehensive loss attributable to noncontrolling interests	490,930	71,403	348,550	173,040
Comprehensive income attributable to ordinary shareholders	460,558,682	66,985,482	286,717,202	267,848,602
Leased And Operated Hotels
Revenues:
Total revenues	213,172,025	31,004,585	193,542,455	189,285,028
Franchised And Managed Hotels
Revenues:
Total revenues	¥ 731,833,909	$ 106,440,828	¥ 584,589,358	¥ 458,503,579
Common Class A
Net earnings per share:
Basic and diluted earnings per share | (per share)	¥ 3.97	$ 0.58	¥ 3.12	¥ 2.91
Weighted average shares outstanding
Weighted average shares outstanding basic and diluted	62,860,578	62,860,578	48,635,252	48,635,252
Common Class B
Net earnings per share:
Basic and diluted earnings per share | (per share)	¥ 3.97	$ 0.58	¥ 3.12	¥ 2.91
Weighted average shares outstanding
Weighted average shares outstanding basic and diluted	36,288,343	36,288,343	42,716,957	42,716,957